INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

20.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.

The VIEs’ subsidiaries domiciled in the PRC are subject to 25% statutory income tax rate in the periods presented.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the current EIT Law, capital gains derived from PRC are subject to a 10% PRC withholding tax.

Under the current EIT Law, dividends for earnings paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Capital gains derived from PRC are also subject to a 10% PRC withholding tax.

The Company’s net income (loss) before income taxes consists of:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cayman Islands	28,219,345	55,064,996	39,649,765	5,431,996
Hong Kong	(16,096,157)	(7,637,919)	11,423,580	1,565,024
Mainland China	(886,634,531)	8,156,352	250,063,274	34,258,530
Net income (loss) before income taxes	(874,511,343)	55,583,429	301,136,619	41,255,550

20.INCOME TAXES – CONTINUED

The Company continually evaluates its tax positions and, if necessary, will adjust its uncertain tax position reserves accordingly based on the outcome of tax law changes.

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expense (benefit)	(134,629,133)	3,921,820	1,321,573	181,055
Deferred income tax (benefit) expense	371,325,673	89,534,883	—	—
Total income tax expense	236,696,540	93,456,703	1,321,573	181,055

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	375,019,011	198,287,264	27,165,244
Provision for credit losses	202,046,834	183,159,281	25,092,719
Short-term and long-term lease liabilities	11,788,736	11,239,222	1,539,767
Customer advances	5,191,296	—	—
Net operating loss carry-forward	19,790,529	173,370,350	23,751,641
Less: valuation allowance	(539,109,605)	(530,990,019)	(72,745,335)
Non-current deferred tax assets, net	74,726,801	35,066,098	4,804,036
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(10,724,126)	(1,469,199)
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,508,245)
Contract assets	(51,928,935)	(12,817,746)	(1,756,024)
Operating lease right-of-use assets	(11,788,736)	(11,239,222)	(1,539,767)
Others	(7)	(7)	(1)
Non-current deferred tax liabilities	(85,450,934)	(45,790,231)	(6,273,236)

Non-current deferred tax liabilities, net of deferred tax assets	(10,724,133)	(10,724,133)	(1,469,200)

The Company had deferred tax assets related to net operating loss carry forwards of RMB693,481,400 (US$95,006,562) from its subsidiaries in China, which can be carried forward to offset taxable income. The net operating loss of these subsidiaries will expire in years 2025 to 2034 if not utilized, respectively.

The Company evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in cumulative financial loss and are not forecasting profits in the near future for subsidiaries in China as of December 31, 2023 and 2024. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

20.INCOME TAXES - CONTINUED

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Income (loss) before provision of income tax	(874,511,343)	55,583,429	301,136,619	41,255,550
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	(218,627,836)	13,895,857	75,284,155	10,313,887
Tax rate differential	(6,593,155)	(16,505,297)	(10,880,540)	(1,490,628)
Under-accrued EIT for previous years	(2,025,370)	(2,401,420)	1,005,022	137,687
Impact of tax rate change	(878,656)	—	—	—
Non-deductible expenses	41,193,294	20,493,185	4,379,062	599,930
Research and development super-deduction	(7,943,499)	—	—	—
Impairment loss for goodwill not deductible for tax purposes	—	37,164,493	—	—
Non-taxable income	(382,978)	(1,550,421)	(661,891)	(90,679)
Change in valuation allowance	433,465,580	42,360,306	(67,804,235)	(9,289,142)
Withholding tax	(1,510,840)	—	—	—
Income tax expenses	236,696,540	93,456,703	1,321,573	181,055

The Company did not record any outside basis tax differences related to its investments in the subsidiaries in the PRC because management asserted to indefinitely reinvest the undistributed earnings of the subsidiaries in the PRC. As of December 31, 2023 and 2024, the cumulative amount of the temporary differences in respect of investments in foreign subsidiaries was approximately RMB1,584 million and RMB1,692 million (US$231.8 million), respectively. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to withholding income tax.

Unrecognized Tax Benefit

As of December 31, 2023 and 2024, the Company concluded that there was no significant impacts from tax uncertainty in its consolidated financial results. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2019 through 2024 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

The Company has evaluated its uncertain tax positions in accordance with ASC 740. Based on this evaluation, the Company has taken the tax positions that it has not incurred income tax liabilities related to its income from mining operations in various countries in 2024 and determined that such positions are more likely than not to be sustained upon examination based on the facts, circumstances, and information available as of the filing date of this report.